Note 5 - Loss from Discontinued Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues		$ 826,226	$ 553,302	$ 1,613,854	$ 3,370,181	$ 3,099,972	$ 1,540,700
Operating expenses:
Cost of revenues					17,751,033	14,220,122	11,980,097
Depreciation and amortization		1,015,859	638,681	2,047,369	4,032,219	3,957,784	3,508,647
Customer support services		106,134	69,804	188,446	710,368	683,208	784,780
Sales and marketing		43,299	246	86,911	145,954	229,013	301,578
General and administrative	58,212		105,545		2,008,211	568,985	668,626
Total operating expenses	67,576	5,022,953	3,530,445	10,072,937	24,647,785	19,659,112	17,243,728
Loss from discontinued operations	$ (67,576)	$ (4,196,727)	$ (2,977,143)	$ (8,459,083)	$ (21,277,604)	$ (16,559,140)	$ (15,703,028)